Fair Value Measurements, Available-for-sale Securities (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of Available-for-sale Securities [Line Items]
Market Value	$ 40.9	$ 39.9
Cost Basis	30.2	30.0
Gross Unrealized Gains	11.2	10.4
Gross Unrealized Losses	0.5	0.5
Mutual Fund and Unit Trust Investments [Member]
Schedule of Available-for-sale Securities [Line Items]
Market Value	36.6	35.6
Cost Basis	25.4	25.2
Gross Unrealized Gains	11.2	10.4
Gross Unrealized Losses	0	0
Auction Rate Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Market Value	4.3	4.3
Cost Basis	4.8	4.8
Gross Unrealized Gains	0	0
Gross Unrealized Losses	$ 0.5	$ 0.5